Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Summary of Compensation for Key Management and Non-executive Directors	ompensation for key management and non-executive directors (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Salaries and other short-term employee benefits	$1,518	$1,083	$2,910	$2,854
Pension costs	74	69	166	140
Share-based compensation expense	3,457	3,290	6,139	6,211
Total	$5,049	$4,442	$9,215	$9,205